Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected on the balance sheet - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Common Stock Reflected On The Balance Sheet Abstract
Gross proceeds	$ 77,276,860	$ 75,000,000
Less:
Fair value of Public Rights at issuance	(2,627,413)	(2,550,000)
Public shares issuance costs	(4,626,437)	(4,505,480)
Plus: Accretion of carrying value to redemption value	7,253,850	7,055,480
Redeemable ordinary shares subject to possible redemption	$ 77,276,860	$ 75,000,000